NET INCOME PER SHARE	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
NET INCOME PER SHARE	NET INCOME PER SHARE
Basic net income per share is computed by dividing net income attributable to Class A and Class B common stockholders by the weighted-average number of shares of each respective class of common stock outstanding during the period. Diluted net income per share is computed by dividing net income attributable to Class A and Class B common stockholders by the weighted-average number of each respective class of common stock outstanding, including the potential dilutive securities. For the calculation of diluted net income per share, net income attributable to Class A and Class B common stockholders is adjusted to reflect the potential effect of dilutive securities.
As result of the reverse recapitalization, the Company has retroactively adjusted the weighted average shares outstanding prior to the Business Combination to give effect to the Exchange Ratio used to determine the number of shares of common stock into which they were converted.
The following table sets forth the computation of basic and diluted net income attributable to Class A and Class B common stockholders per share (in thousands except per share data):

	Years Ended December 31,
	2021		2020		2019
	Class A	Class B	Class A	Class B	Class A	Class B
Numerator
Net income attributable to common stockholders – basic	$9,182	$1,555	$10,191	$2,616	$10,819	$2,795
Potential dilutive effect of stock options	4	(4)	79	(79)	37	(37)
Net income attributable to common stockholders – diluted	$9,186	$1,551	$10,270	$2,537	$10,856	$2,758
Denominator
Weighted average shares of common stock outstanding - basic	95,588	16,130	73,940	18,977	73,462	18,977
Potential dilutive effect of stock options	11,229	1,951	8,819	1,467	3,914	678
Weighted average shares of common stock outstanding - dilutive	106,817	18,081	82,759	20,444	77,376	19,655
Net income attributable to common stockholders per share
Basic	$0.10	$0.10	$0.14	$0.14	$0.15	$0.15
Diluted	$0.09	$0.09	$0.12	$0.12	$0.14	$0.14

For the periods presented above, the net income per share amounts are the same for Class A and Class B common stock because the holders of each class are entitled to equal per share dividends or distributions in liquidation in accordance with the Certificate of Incorporation. The undistributed earnings for each period are allocated based on the contractual participation rights of the Class A and Class B common stock as if the earnings for the period had been distributed. As the liquidation and dividend rights are identical, the undistributed earnings are allocated on a proportionate basis.
The following equity awards outstanding at the end of each period presented have been excluded from the computation of diluted net income per share of common stock for the periods presented due to their anti-dilutive effect:

	December 31, 2021	December 31, 2020	December 31, 2019
Stock options	—	79	6,478
Public Warrants	7,175	—	—
Private Warrants	3,821	—	—
Earnout Shares	15,000	—	—
	25,996	79	6,478